INVESTMENT PROPERTIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 07, 2018
Disclosure of detailed information about investment property [line items]
Additions and acquisitions through business combination, investment properties	$ 36,100
Dispositions	(8,555)	$ (6,169)
Rental income from investment property	5,400	4,400
Direct operating expense from investment property	2,100	1,600
Acquisitions through business combinations, investment property	33,024	$ 5,851
GGP Inc. (“GGP”)
Disclosure of detailed information about investment property [line items]
Acquisitions through business combinations, investment property	$ 18,000
Forest City [Member]
Disclosure of detailed information about investment property [line items]
Investment properties			$ 9,397